BORROWINGS (Short-term Narrative) (Details)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)
Short-term Debt [Line Items]
Short-term loans interest rate	3.02%	3.02%		3.72%
Short-term bank borrowings	¥ 6,779,535,089			¥ 5,245,641,157
Amount of short-term bank borrowings guaranteed or collateralized	3,219,467,878
Debt, face amount				800,000,000
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	18,947,532
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	3,138,608,373
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	367,931,907
Loan Seven [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	209,742,988
Loan Seven [Member] | Buildings [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,248,380,831
Loan Seven [Member] | Certain equipments [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	61,000,000
Loan Seven [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings | $		$ 671,343,331
Loan Agreement With the Export Import Bank of China [Member]
Short-term Debt [Line Items]
Debt, face amount				¥ 609,283,000	¥ 609,283,000
Guaranteed by pledged assets [Member] | Loan Seven [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	186,000,000
Guaranteed by affiliate [Member] | Loan One [Member] | Bank acceptance note [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	52,587,185
Guaranteed by affiliate [Member] | Loan Five [Member] | Building and Equipment [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	1,079,923,342
Guaranteed by shareholders [Member] | Loan Three [Member] | Letter Of Guarantee [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	163,751,371
Guaranteed by shareholders [Member] | Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	10,000,000
Guaranteed by shareholders [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	266,000,000
Guaranteed by shareholders and affiliate [Member] | Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	833,000,000
Jiangxi Jinko [Member] | Loan Agreement With the Export Import Bank of China [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 190,000,000
Debt, face amount			¥ 1,150,000,000			¥ 700,000,000
Jiangxi Jinko [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term loans interest rate	4.57%	4.57%
Short-term bank borrowings	¥ 462,187,210
Jinko Holding [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	911,617,240
Jiangxi Jinko, Jiangxi Import Export [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	20,000,000
Jiangxi Jinko, Jiangxi Import Export [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	23,000,000
Zhejiang Jinko,Jinko Solar Holding [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	300,000,000
Zhejiang Jinko,Jinko Solar Holding [Member] | Guaranteed by affiliate [Member] | Shareholders [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	195,124,860
Zhejiang Jinko,Jinko Solar Holding [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	226,369,000
Heji [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	94,907,670
Jinko Solar Holding [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	34,500,000
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	3,626,859,553
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 77,000,000